EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Arrangements	The following table presents our stock-based compensation expense recognized in the Combined Consolidated Statement of Operations:

	Year Ended December 31,
	2021	2020	2019
Restricted shares	$3,215	$1,676	1,054
Common units	823	649	455
Total	$4,038	$2,325	$1,509